SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 19 -	SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION

	Warranty provision	Inventory Reserve	Allowance for Doubtful Accounts

Balance, as of January 1, 2010	$401	$2,309	$2,360

Additions	112	3,997	259
Write-offs, net of recoveries	(172)	(1,590)	(200)

Balance, as of December 31, 2010	341	4,716	2,419

Additions	169	2,717	31
Write-offs, net of recoveries	(222)	(844)	(2,260)

Balance, as of December 31, 2011	288	6,589	190

Additions	196	649	258
Write-offs, net of recoveries	(208)	(669)	(72)

Balance, as of December 31, 2012	$276	$6,569	$376